GOODWILL - Projection (Details) - Leasing Bogota S.A. Panama	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate after taxes	12.30%
Growth rate used to extrapolate cash flow projections	3.00%
Up to 1 year
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.10%	11.30%
Borrowing rate	2.80%	2.80%
Growth in income from commissions	3.80%	(0.20%)
Growth in expenses	3.50%	5.90%
Discount rate after taxes	12.30%	11.50%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Later than one year and not later than two years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.10%	11.40%
Borrowing rate	2.80%	2.80%
Growth in income from commissions	8.40%	6.60%
Growth in expenses	4.80%	5.50%
Later than two years and not later than three years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.10%	11.40%
Borrowing rate	2.80%	2.80%
Growth in income from commissions	7.60%	8.40%
Growth in expenses	5.60%	5.40%
Later than three years and not later than four years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.10%	11.30%
Borrowing rate	2.90%	2.80%
Growth in income from commissions	6.30%	8.70%
Growth in expenses	4.70%	5.70%
Later than four years and not later than five years [member]
Disclosure of reconciliation of changes in goodwill [line items]
Lending rate on the loan portfolio and investments	10.20%	11.30%
Borrowing rate	2.90%	2.80%
Growth in income from commissions	6.70%	8.70%
Growth in expenses	4.70%	6.20%